Income Tax - Summary of Calculation of Income Tax Expense Accrued (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Calculation of the Income Tax Expense Accrued [Abstract]
Current income tax	$ (31)	$ (18)	$ (15)
Deferred income tax	(810)	(681)	(247)
Income tax expense	(841)	(699)	(262)
Income tax – Well abandonment	19	0	78
Income tax (expense)/ benefit	$ (822)	$ (699)	$ (184)